Schedule of Long-Term and Short-Term Debt Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013	Nov. 25, 2012	Nov. 27, 2011
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Long-term debt	$ 1,598,270	$ 1,669,452	$ 1,817,625
Short-term debt	81,424	59,759	154,747
Long-term and short-term debt	1,679,694	1,729,211	1,972,372
Short-term borrowings
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Short-term debt	56,460	59,759	54,747
Senior revolving credit facility
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Long-term debt			100,000
Short-term debt			100,000
Senior term loan due 2014
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Long-term debt	249,636	324,424	324,032
Short-term debt	24,964	0
Senior notes | 8.875% senior notes due 2016
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Long-term debt			350,000
Senior notes | 7.75% Euro senior notes due 2018
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Long-term debt	395,670	386,520	400,350
Senior notes | 7.625% senior notes due 2020
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Long-term debt	525,000	525,000	525,000
Senior notes | 6.875% senior notes due 2022
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Long-term debt	385,000	385,000	0
Bonds | 4.25% Yen-denominated Eurobonds due 2016
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Long-term debt	42,964	48,508	118,243
Unsecured Debt
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Long-term debt	$ 1,598,270	$ 1,669,452	$ 1,717,625